As filed with the Securities and Exchange Commission on April 25, 2016.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California Street, Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015 – December 4, 2015

Registrant Name: Transamerica Income Shares, Inc.

Fund Name: Transamerica Income Shares, Inc.

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Note: Transamerica Income Shares, Inc. merged with and into Transamerica Flexible Income, a series of Transamerica Funds, on December 4, 2015.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

Date:	April 25, 2016